Warrants (Details)				9 Months Ended	12 Months Ended
	Sep. 30, 2024 $ / shares shares	May 05, 2023 $ / shares shares	Oct. 06, 2022 $ / shares shares	Sep. 30, 2025 vote $ / shares shares	Dec. 31, 2024 tradingdays $ / shares shares	Dec. 31, 2023 shares
Public And Private Warrants [Member]
Warrants
Number of trading days considered for determination of fair market value of warrants				5	5
Stock price trigger for redemption of warrants | $ / shares				$ 18	$ 18
Threshold issue price for capital raising purposes in connection with the closing of the initial business combination, considered for adjustment of exercise price of warrants | $ / shares					$ 9.2
Threshold gross proceeds from capital raising as a percentage of total equity proceeds, considered for adjustment of exercise price of warrants				60.00%	60.00%
Threshold maximum market value per share, considered for adjustment of exercise price of warrants | $ / shares				$ 9.2	$ 9.2
Adjustment percentage of Exercise price of warrants				115.00%	115.00%
Adjustment percentage of Redemption price of warrants				180.00%	180.00%
Number of vote per share				1	1
Threshold beneficial ownership percentage				9.80%	9.80%
Number of shares of common stock per warrant or right (in Shares)					1
Exercise price of warrants | $ / shares					$ 11.5
Weighted Average remaining life in years					5 years
Warrants Issued (in Shares)					12,057,000
Class of warrant or right, outstanding (in Shares)					12,057,000
Warrant, period for exercise after closing of initial public offering					12 months
Minimum notice period for redemption of warrants					30 days
Number of fractional shares that will be issued upon exercise of warrants (in Shares)					0
Private Placement Warrants [Member]
Warrants
Redemption price of warrants | $ / shares				$ 0.01	$ 0.01
Minimum notice period for redemption of Warrants				30 days	30 days
Stock price trigger for redemption of warrants | $ / shares				$ 18	$ 18
Threshold trading days considered for redemption of warrants				20	20
Threshold consecutive trading days considered for redemption of warrants				30	30
Threshold issue price for capital raising purposes in connection with the closing of the initial business combination, considered for adjustment of exercise price of warrants | $ / shares				$ 9.2
Bridge Warrants [Member]
Warrants
Warrants issued during period (in Shares)			173,913	0	0
Number of shares of common stock per warrant or right (in Shares)			1
Exercise price of warrants | $ / shares			$ 11.5	$ 11.5	$ 11.5
Weighted Average remaining life in years			5 years
Class of warrant or right, outstanding (in Shares)				173,913	173,913	0
Percentage of increase or decrease in aggregate number of common shares purchasable upon exercise of all warrants considered for adjustment to shares receivable upon exercise of each warrant			0.10%
Extension Warrants [Member]
Warrants
Warrants issued during period (in Shares)		26,086		0	0
Number of shares of common stock per warrant or right (in Shares)		1
Exercise price of warrants | $ / shares		$ 11.5		$ 11.5	$ 11.5
Weighted Average remaining life in years		5 years
Class of warrant or right, outstanding (in Shares)				26,086	26,086	0
Percentage of increase or decrease in aggregate number of common shares purchasable upon exercise of all warrants considered for adjustment to shares receivable upon exercise of each warrant		0.10%
September 2024 Warrants [Member]
Warrants
Warrants issued during period (in Shares)	740,741			0	740,741
Number of shares of common stock per warrant or right (in Shares)	1
Exercise price of warrants | $ / shares	$ 2.25			$ 2.25	$ 2.25
Weighted Average remaining life in years	5 years
Class of warrant or right, outstanding (in Shares)				740,741	740,741	0
Percentage of increase or decrease in aggregate number of common shares purchasable upon exercise of all warrants considered for adjustment to shares receivable upon exercise of each warrant	0.10%
Maximum term for carried forward of adjustments from the date of first event for warrants	3 years